Risk information - Liquidity reserve (Details) - Liquidity risk - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risk information
New lending capacity, target	60 days
Maturity term of revolving borrowing programs	1 year
Maturity term of swingline facility	1 year
Period of monitoring the liquidity coverage ratio	30 days
Period of cashflow forecast	1 year
Liquidity Reserve	kr 73.0	kr 53.7
SKR
Risk information
Liquidity Reserve	29.8	27.3
EUR
Risk information
Liquidity Reserve	8.8	6.4
USD
Risk information
Liquidity Reserve	34.3	19.9
Other currencies
Risk information
Liquidity Reserve	0.1	0.1
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks
Risk information
Liquidity Reserve	30.1	23.0
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | SKR
Risk information
Liquidity Reserve	4.7	4.4
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | EUR
Risk information
Liquidity Reserve	7.2	4.8
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | USD
Risk information
Liquidity Reserve	18.1	13.7
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | Other currencies
Risk information
Liquidity Reserve	0.1	0.1
Securities issued or guaranteed by municipalities or other public entities
Risk information
Liquidity Reserve	27.9	15.8
Securities issued or guaranteed by municipalities or other public entities | SKR
Risk information
Liquidity Reserve	10.1	8.0
Securities issued or guaranteed by municipalities or other public entities | EUR
Risk information
Liquidity Reserve	1.6	1.6
Securities issued or guaranteed by municipalities or other public entities | USD
Risk information
Liquidity Reserve	16.2	6.2
Covered bonds issued by other institutions
Risk information
Liquidity Reserve	12.0	12.9
Covered bonds issued by other institutions | SKR
Risk information
Liquidity Reserve	12.0	12.9
Balances with National Debt Office
Risk information
Liquidity Reserve	3.0	2.0
Balances with National Debt Office | SKR
Risk information
Liquidity Reserve	kr 3.0	kr 2.0